Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Consolidated Statements of Comprehensive Income
Net income	$ 58,957	$ 82,165	$ 68,064
Comprehensive income	$ 58,957	$ 82,165	$ 68,064